UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09373
                                                     ---------

                      OPPENHEIMER SENIOR FLOATING RATE FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.

OPPENHEIMER SENIOR FLOATING RATE FUND

TOP TEN HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CREDIT ALLOCATION
[GRAPHIC]

BBB                 2.1%
BB                 37.0
B                  44.3
CCC                 2.6
D                   0.1
Not Rated          13.8
Other Securities   0.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

TOP TEN CORPORATE LOAN INDUSTRIES
--------------------------------------------
Media                                  15.2%
--------------------------------------------
Electric Utilities                      7.9
--------------------------------------------
Health Care Providers & Services        7.7
--------------------------------------------
Oil & Gas                               6.7
--------------------------------------------
Hotels, Restaurants & Leisure           5.9
--------------------------------------------
Commercial Services & Supplies          5.6
--------------------------------------------
Chemicals                               5.2
--------------------------------------------
Aerospace & Defense                     5.2
--------------------------------------------
Auto Components                         3.8
--------------------------------------------
Diversified Telecommunication Services  3.1


Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on net assets.

TOP FIVE HOLDINGS BY ISSUERS
--------------------------------------------
CSC Holdings, Inc.                   1.3%
--------------------------------------------
LS Power General Finance LLC         1.2
--------------------------------------------
NRG Energy, Inc.                     1.1
--------------------------------------------
MetroPCS Wireless, Inc.              1.1
--------------------------------------------
Charter Communications Holdings LLC  1.0
--------------------------------------------

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments. For more current information on Fund holdings, please visit www.oppenheimerfunds.com.

                    9 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OPPENHEIMER SENIOR FLOATING RATE FUND IS A CONTINUOUSLY OFFERED CLOSED-END FUND WHOSE SHARES ARE NOT LISTED ON ANY STOCK EXCHANGE OR NATIONAL QUOTATION SERVICE. THE FUND'S SHARES ARE NOT REDEEMABLE FOR CASH DAILY BUT THE FUND SEEKS TO PROVIDE A DEGREE OF LIQUIDITY TO SHAREHOLDER BY MAKING QUARTERLY OFFERS TO REPURCHASE A PORTION OF THE FUND'S SHARES. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO REPURCHASE ALL SHARES TENDERED IN A PARTICULAR REPURCHASE OFFER. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND WILL FLUCTUATE AND THE FUND IS NOT A MONEY MARKET FUND. THE FUND IS NOT INTENDED AS AN INVESTOR'S ONLY INVESTMENT, BUT TO COMPLEMENT OTHER HOLDINGS.

CLASS A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50% .

                   10 | OPPENHEIMER SENIOR FLOATING RATE FUND

CLASS B shares of the Fund were first publicly offered on 9/8/99. Class B total returns are shown net of the applicable early withdrawal charge of 3% (one-year) and 1% (five-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.50% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/8/99. Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/28/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                   11 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, early withdrawal charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or early withdrawal charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the

                   12 | OPPENHEIMER SENIOR FLOATING RATE FUND

Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   BEGINNING    ENDING        EXPENSES
                                   ACCOUNT      ACCOUNT       PAID DURING
                                   VALUE        VALUE         6 MONTHS ENDED
                                   (8/1/06)     (1/31/07)     January 31, 2007
--------------------------------------------------------------------------------
Class A Actual                     $1,000.00    $1,038.40     $4.94
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00     1,020.37      4.90
--------------------------------------------------------------------------------
Class B Actual                      1,000.00     1,035.40      7.93
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00     1,017.44      7.86
--------------------------------------------------------------------------------
Class C Actual                      1,000.00     1,035.80      7.52
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00     1,017.85      7.45
--------------------------------------------------------------------------------
Class Y Actual                      1,000.00     1,039.50      2.78
--------------------------------------------------------------------------------
Class Y Hypothetical                1,000.00     1,022.48      2.76
--------------------------------------------------------------------------------

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS    EXPENSE RATIOS
-----------------------
Class A         0.96%
-----------------------
Class B         1.54
-----------------------
Class C         1.46
-----------------------
Class Y         0.54

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

                   13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL             VALUE
                                                                              AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------
CORPORATE LOANS--101.0%
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.6%
----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--3.8%
----------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, Tranche B, 8.375%, 8/31/07 1,2                          $ 4,465,826      $ 4,471,408
----------------------------------------------------------------------------------------------------------
Dura Operating Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.07%, 3/29/11 2                                                    2,000,000        1,715,000
----------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan, Tranche B, 7.07%, 3/30/07 2                             19,368,963       19,286,238
----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.872%, 4/30/10 2                                                    5,000,000        5,044,195
----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.14%, 4/30/10 2                                                    16,000,000       16,203,328
----------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.61%-8.96%, 6/3/09 2                                               25,087,135       25,344,278
----------------------------------------------------------------------------------------------------------
Key Plastics LLC, Sr.Sec.Credit Facilities Term Loan,
Tranche B, 8.82%-8.87%, 6/25/10 1,2                                            13,728,101       13,934,022
----------------------------------------------------------------------------------------------------------
Mark IV Industries,Inc., Sr.Sec.Credit Facilities 1st Lien
Term Loan, 7.86%-7.87%, 6/21/11 2                                              12,885,000       12,921,245
----------------------------------------------------------------------------------------------------------
Mark IV Industries,Inc., Sr.Sec.Credit Facilities 2nd Lien
Term Loan, 11.11%-11.12%, 12/23/11 1,2                                          3,500,000        3,527,709
----------------------------------------------------------------------------------------------------------
Plastech Engineered Products, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 9.094%, 2/12/09 1,2                                                  3,454,049        3,402,238
Tranche B, 10.094%, 2/12/10 1,2                                                11,099,263       11,043,767
----------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 8.612%, 6/7/11 1,2                                                  22,018,837       21,688,555
                                                                                               ===========
                                                                                               138,581,983
----------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.7%
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.36%, 11/29/13 2                                                   37,000,000       37,526,732
----------------------------------------------------------------------------------------------------------
General Motors Corp., Sr. Sec. Credit Facilities
Term Loan, 7.745%, 11/17/13 2                                                  25,000,000       25,310,950
                                                                                               ===========
                                                                                                62,837,682
----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.9%
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.35%-8.513%, 8/27/09 1,2                                              963,374          969,997
----------------------------------------------------------------------------------------------------------
Arby's LLC, Sr.Sec.Credit Facilities Term Loan,
Tranche B, 7.57%-7.626%, 7/25/12 2                                             14,404,154       14,554,202
----------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
Tranche B, 8.37%, 11/1/13 1,2                                                  15,000,000       15,084,375

                   14 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                           PRINCIPAL              VALUE
                                                                           AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Burger King Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 6.875%, 6/30/12 2                                               $  6,213,814   $  6,228,267
-------------------------------------------------------------------------------------------------------
CBRL Group,Inc., Sr.Sec.Credit Facilities Term Loan,
Delayed Draw, 4/27/13 1,2,3                                                    4,978,966      4,985,190
-------------------------------------------------------------------------------------------------------
CBRL Group,Inc., Sr.Sec.Credit Facilities Term Loan,
Delayed Draw, 0.75%, 4/27/13 1,2                                               4,000,000      4,005,000
-------------------------------------------------------------------------------------------------------
CCM Merger,Inc., Sr.Sec.Credit Facilities Term Loan,
Tranche B, 7.35%-7.37%, 7/21/12 1,2                                           17,811,943     17,880,964
-------------------------------------------------------------------------------------------------------
Cedar Fair LP, Sr. Sec. Credit Facilities Term Loan, 7.82%, 6/13/12 2          8,159,442      8,251,750
-------------------------------------------------------------------------------------------------------
Cracker Barrel Group, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4/27/13 2,3                                                         2,500,000      2,506,563
Tranche B, 6.85%-8.63%, 4/27/13 2                                              1,786,985      1,791,676
-------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.57%-7.627%, 12/1/13 1,2                                           9,040,998      9,165,313
-------------------------------------------------------------------------------------------------------
Ginn Clubs & Resorts, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.364%, 6/15/12 1,2                                                2,000,000      1,730,000
-------------------------------------------------------------------------------------------------------
Harmon Koval Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.375%, 11/18/07 1,2                                                4,000,000      4,000,000
-------------------------------------------------------------------------------------------------------
PA Meadows LLC, Sr.Sec.Credit Facilities 1st Lien
Term Loan, 8.374%, 11/1/11 1,2                                                13,000,000     13,089,375
-------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.11%-7.15%, 10/3/12 1,2                                            5,431,300      5,473,734
-------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.114%, 11/5/13 2                                                            12,000,000     12,277,500
-------------------------------------------------------------------------------------------------------
Sagittarius Brands, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.62%, 3/2/13 1,2                                                  14,294,487     14,361,500
-------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche B2, 2%, 5/20/12 2                                                      3,940,000      3,983,096
Tranche B1, 7.87%, 5/20/12 2                                                   3,940,000      3,983,095
-------------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.07%, 9/13/10 1,2                                                  1,935,302      1,917,884
-------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.12%, 5/26/13 2                                                   21,067,026     21,330,363
-------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1.375%, 5/25/11 1,2                                             10,333,315     10,368,841
-------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.83%-7.95%, 7/25/12 1,2                                                       7,929,817      8,038,851
-------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.70%,             8,000,000      8,120,000
7/25/13 1,2
-------------------------------------------------------------------------------------------------------
Wimar OpCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.86%,
1/3/12 2                                                                      14,000,000     14,182,784
-------------------------------------------------------------------------------------------------------
Yonkers Racing Corp., Sr. Sec. Credit Facilities Term Loan, 8.875%,
7/25/11 1,2                                                                    8,500,000      8,606,250
                                                                                            ===========
                                                                                            216,886,570

                   15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL              VALUE
                                                                             AMOUNT            SEE NOTE 1
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.125%, 12/18/12 1,2                                                 $ 9,900,000   $ 9,968,063
---------------------------------------------------------------------------------------------------------
SVP Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term L
oan, 8.37%, 7/31/13 1,2                                                           4,987,500     4,999,969
                                                                                              ===========
                                                                                               14,968,032
---------------------------------------------------------------------------------------------------------
MEDIA--15.2%
ALM Properties, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.864%, 3/4/10 2                                                                 10,284,790    10,313,722
---------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.445%, 1/26/13 2                                                     11,421,585    11,539,673
---------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
Term Loan, 7.985%, 4/28/13 2                                                     40,000,000    40,401,240
---------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan,
7.118%, 4/12/11 1,2                                                              11,935,013    11,905,175
---------------------------------------------------------------------------------------------------------
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.11%-7.121%, 3/30/13 2                                               50,617,501    50,808,379
---------------------------------------------------------------------------------------------------------
Cygnus Business Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.845%, 12/31/08 1,2                                                   9,873,737     9,849,053
---------------------------------------------------------------------------------------------------------
Deluxe Entertainment Services, Inc. (U.S.), Sr. Sec. Credit Facilities
Term Loan, 8.364%, 1/13/10 1,2                                                    8,831,073     8,886,267
---------------------------------------------------------------------------------------------------------
DoubleClick, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.38%-9.48%, 7/13/12 1,2                                              25,029,506    25,060,792
---------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Revolving
Credit Loan, 9.65%, 3/30/07 1,2                                                   9,363,636     9,275,075
---------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B ADLAE, 9.775%, 3/30/07 1,2                                              8,477,144     8,389,346
---------------------------------------------------------------------------------------------------------
GateHouse Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.57%, 12/6/13 1,2                                                               19,578,947    19,648,296
---------------------------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.85%, 11/22/12 2                                                     17,337,406    17,345,138
---------------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.60%, 8/5/12 1,2                                                                14,770,050    14,903,911
---------------------------------------------------------------------------------------------------------
Idearc, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.33%, 11/15/14 2                                                                20,750,000    20,929,612
---------------------------------------------------------------------------------------------------------
Live Nation, Inc./SFX Entertainment, Inc., Sr. Sec. Credit Facilities
Term Loan, 8.07%-8.12%, 7/31/13 1,2                                              17,337,437    17,369,945
---------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 7.12%, 12/31/12 1,2                                                17,562,500    17,551,523
---------------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.82%,
11/1/13 1,2                                                                      12,750,000    12,750,000
---------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 8.614%, 4/8/11 2                                                       3,714,286     3,722,413
Tranche B, 8.614%, 4/8/12 2                                                      20,859,937    20,929,192
---------------------------------------------------------------------------------------------------------
Paxson Communications Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.61%, 1/15/12 2                                                      15,000,000    15,346,875

                   16 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                              PRINCIPAL             VALUE
                                                                              AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------
MEDIA Continued
PBI Media LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9.37%, 9/30/12 1,2                                                   $29,163,400   $29,224,147
---------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.36%, 1/17/13 1,2                                                    17,331,203    17,472,019
---------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.114%, 11/10/10 2                                                    40,270,299    40,378,183
---------------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.366%, 10/31/12 1,2                                                  17,282,100    17,365,814
---------------------------------------------------------------------------------------------------------
UPC Financing Partnership, Sr. Sec. Credit Facilities Term Loan:
Tranche J2, 7.37%, 3/27/13 2                                                     20,500,000    20,605,985
Tranche K2, 7.37%, 12/27/13 2                                                    20,500,000    20,605,985
---------------------------------------------------------------------------------------------------------
VTR GlobalCom SA, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.36%, 9/27/14 1,2                                                    43,250,000    43,317,600
---------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
7.875%-7.938%, 11/3/12 1,2                                                       17,636,236    17,696,870
                                                                                              ===========
                                                                                              553,592,230
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.36%, 2/12/12 1,2                                                     6,860,656     6,909,971
---------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 2/24/10 2,3                                                            5,000,000     4,988,505
Tranche A, 6.57%, 2/24/10 2                                                      17,500,000    17,459,768
                                                                                              ===========
                                                                                               29,358,244
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.36%-9.50%, 8/10/11 1,2                                              13,999,999    13,860,001
---------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities Term Loan,
7.62%, 5/28/13 2                                                                 16,702,500    16,595,788
---------------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Sec. Credit Facilities Term Loan, 8.375%,
8/4/12 1,2                                                                        3,990,000     4,052,344
---------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.82%-8.05%, 3/1/12 1,2                                                6,783,549     6,800,508
---------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.123%, 7/15/10 2                                                     10,707,444    10,710,796
---------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., Sr. Sec. Credit Facilities Term Loan,
7.07%-7.176%, 5/15/13 1,2                                                         3,508,771     3,516,080
---------------------------------------------------------------------------------------------------------
Movie Gallery, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 10.62%, 4/27/11 2                                                     19,995,310    19,831,468
---------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.11%-7.13%, 6/30/12 1,2                                               4,987,468     5,006,950
                                                                                              ===========
                                                                                               80,373,935

                   17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              PRINCIPAL             VALUE
                                                                              AMOUNT           SEE NOTE 1
----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Gold Toe/Moretz, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.10%-8.11%, 10/30/13 1,2                                                       $ 4,000,000   $ 4,042,500
---------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.57%-7.61%, 9/5/13 2                                                  8,334,643     8,445,602
---------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.11%,          3,000,000     3,093,282
3/5/14 2
---------------------------------------------------------------------------------------------------------
Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan, 7.13%-7.19%,
6/7/10 1,2                                                                        5,500,000     5,520,625
                                                                                              ===========
                                                                                               21,102,009
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.9%
---------------------------------------------------------------------------------------------------------
BEVERAGES--0.7%
Constellation Brands,Inc., Sr.Sec.Credit Facilities Term Loan,
Tranche B, 6.875%, 6/5/13 2                                                      18,617,310    18,754,352
---------------------------------------------------------------------------------------------------------
Sunny Delight Beverages Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
11.35%-11.38%, 8/3/10 1,2                                                         8,191,489     8,012,301
                                                                                              ===========
                                                                                               26,766,653
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Bi-Lo Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.32%-9.353%, 7/29/11 1,2                                             35,652,174    35,919,565
---------------------------------------------------------------------------------------------------------
MAPCO, Inc., Sr. Sec. Credit Facilities Term Loan, 8.10%, 4/28/11 1,2             6,240,036     6,294,636
                                                                                              ===========
                                                                                               42,214,201
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B3, 9/30/12 2,3                                                           1,000,000     1,006,250
Tranche B1, 7.114%, 9/30/12 1,2                                                   1,000,000     1,006,250
---------------------------------------------------------------------------------------------------------
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B2, 7.114%, 9/30/12 1,2                                    13,266,208    13,266,208
---------------------------------------------------------------------------------------------------------
ARAMARK Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.47%, 1/26/14 2                                                                  1,600,000     1,619,301
---------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.375%, 6/28/12 2                                                      2,438,265     2,441,312
Tranche C, 8.375%, 6/28/12 1,2                                                   12,552,694    12,759,286
---------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Prefunded Letter of Credit
Term Loan, 7.36%, 4/17/13 2                                                       1,256,237     1,254,432
---------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.438%-9.25%, 4/11/13 2                                                2,386,352     2,382,923
Tranche C, 7.438%-9.25%, 4/11/13 2                                               11,428,259    11,411,836
---------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.36%, 11/25/10 1,2                                                    4,241,814     4,263,023
                                                                                              ===========
                                                                                               51,410,821

                   18 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                               PRINCIPAL            VALUE
                                                                               AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Amscan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.375%-8.39%, 12/22/12 2                                             $16,872,500   $17,091,319
---------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 7.364%,                       9,004,722     9,037,085
1/24/12 2
 --------------------------------------------------------------------------------------------------------
PlayPower, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranch B, 8.11%-8.12%, 6/29/12 1,2                                                9,222,222     9,291,389
                                                                                             ============
                                                                                               35,419,793
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.8%
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.86%-7.88%, 7/31/13 1,2                                                          9,950,000    10,024,625
---------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.72%, 1/30/14 1,2                                                               6,000,000     6,105,000
---------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.83%-10.356%, 12/3/10 1,2                                                        7,368,277     7,368,277
---------------------------------------------------------------------------------------------------------
FGX International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.361%, 12/14/12 1,2                                                             18,000,000    17,955,000
---------------------------------------------------------------------------------------------------------
Mega Bloks, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.125%-7.188%, 7/26/12 1,2                                             5,925,383     5,932,790
---------------------------------------------------------------------------------------------------------
Natural Products Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.37%, 6/19/13 1,2                                                                8,525,339     8,567,966
---------------------------------------------------------------------------------------------------------
Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.61%-8.63%, 3/23/10 1,2                                              10,645,901    10,652,554
                                                                                             ============
                                                                                               66,606,212
---------------------------------------------------------------------------------------------------------
TOBACCO--0.8%
Commonwealth Brands, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.625%, 12/22/12 1,2                                                  13,822,867    14,002,565
---------------------------------------------------------------------------------------------------------
Reynolds American, Inc., Sr. Sec. Credit Facilities Term Loan,
7.104%-7.188%, 5/31/12 2                                                         15,387,849    15,522,492
                                                                                             ============
                                                                                               29,525,057
---------------------------------------------------------------------------------------------------------
ENERGY--8.0%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.3%
Coldren Resource LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.36%, 7/14/11 1,2                                                               15,506,925    15,584,460
---------------------------------------------------------------------------------------------------------
Dresser, Inc., Sr. Sec. Credit Facilities Term Loan, 8.125%,
10/31/13 2                                                                        3,847,134     3,884,001
---------------------------------------------------------------------------------------------------------
Northern Star Generation LLC, Sr.Sec.Credit Facilities Term Loan,
Tranche B, 8.35%, 12/17/11 1,2                                                   10,872,011    10,987,526
---------------------------------------------------------------------------------------------------------
Volnay Acquisition Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.32%, 1/12/14 2                                                      17,000,000    17,148,750
                                                                                             ============
                                                                                               47,604,737

                   19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              PRINCIPAL             VALUE
                                                                              AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------
OIL & GAS--6.7%
Astoria Generating Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.35%-7.37%, 2/25/13 2                                               $17,806,138   $17,953,039
---------------------------------------------------------------------------------------------------------
Astoria Generating Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche B, 9.12%, 8/25/13 2                                                       2,500,000     2,538,020
---------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.846%-8.907%, 4/14/10 1,2                                            25,875,150    26,182,417
Tranche B Add-On, 8.846%-8.907%, 4/14/10 1,2                                     14,962,500    15,140,181
---------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.114%, 7/7/13 1,2                                                    33,036,937    33,105,752
---------------------------------------------------------------------------------------------------------
Forest Alaska, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.82%,             22,500,000    22,725,000
11/15/10 1,2
---------------------------------------------------------------------------------------------------------
Hercules Offshore LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.61%, 6/29/10 1,2                                                     8,294,643     8,372,405
---------------------------------------------------------------------------------------------------------
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 0.875%-7.114%, 3/15/13 1,2                                          2,003,192     2,010,703
---------------------------------------------------------------------------------------------------------
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.114%, 3/15/13 1,2                                                   46,154,630    46,327,709
---------------------------------------------------------------------------------------------------------
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.37%, 3/30/13 2                                                                 12,366,250    12,430,010
---------------------------------------------------------------------------------------------------------
Pine Prairie, Sr.Sec.Credit Facilities Term Loan,Delayed Draw,
1.25%, 12/31/13 1,2                                                               8,277,273     8,272,100
---------------------------------------------------------------------------------------------------------
Pine Prairie, Sr. Sec. Credit Facilities Term Loan, 7.86%,                       12,881,818    12,930,125
12/31/13 1,2
---------------------------------------------------------------------------------------------------------
Targa Resources, Inc., Sr. Sec. Credit Facilities Bridge Term Loan, 7.60%,
10/31/07 1,2                                                                     38,521,739    38,572,896
                                                                                              ===========
                                                                                              246,560,357
---------------------------------------------------------------------------------------------------------
FINANCIALS--2.4%
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
NASDAQ Stock Market, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 11/20/13 2,3                                                           1,500,000     1,506,797
Tranche C, 11/20/13 2,3                                                           1,500,000     1,506,797
                                                                                              ===========
                                                                                                3,013,594
---------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Buckeye Check Cashing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.12%, 5/1/12 1,2                                                                11,910,000    11,954,663
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.82%, 12/31/12 2                                                     33,375,590    33,494,674
---------------------------------------------------------------------------------------------------------
CharterMac, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.874%,
8/15/12 1,2                                                                      11,421,375    11,485,620
                                                                                              ===========
                                                                                               44,980,294

                   20 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             PRINCIPAL              VALUE
                                                                             AMOUNT            SEE NOTE 1
---------------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
Capital Auto REIT, Sr. Sec. Credit Facilities Term Loan, 7.08%, 12/16/10 2      $26,019,814   $26,249,283
---------------------------------------------------------------------------------------------------------
HEALTH CARE--10.8%
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
CCS Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.62%, 9/30/12 2     21,780,000    21,550,526
---------------------------------------------------------------------------------------------------------
Encore Medical Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.87%, 11/4/13 1,2                                                    11,970,000    12,009,274
---------------------------------------------------------------------------------------------------------
Kyphon, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.57%, 1/4/14 2                                                                  18,500,000    18,523,125
                                                                                             ============
                                                                                               52,082,925
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.7%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Incremental Term Loan,
Tranche B, 7.60%, 8/22/11 1,2                                                     4,568,295     4,574,004
---------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.60%, 7/27/11 1,2                                                                5,800,588     5,807,839
---------------------------------------------------------------------------------------------------------
Benchmark Medical, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.113%-9.204%, 12/27/12 1,2                                            4,950,000     4,801,500
---------------------------------------------------------------------------------------------------------
CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B Add-On, 8.32%-8.37%, 3/31/13 1,2                                        8,775,000     8,824,359
---------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.36%-7.40%, 9/30/11 1,2                                               4,299,922     4,317,393
---------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.35%-10.25%, 8/10/12 1,2                                                         9,174,207     9,197,144
---------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13.11%, 2/10/13 1,2                                                               1,000,000     1,010,000
---------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.58%-7.62%, 3/31/13 1,2                                              11,404,339    11,445,328
---------------------------------------------------------------------------------------------------------
GGNSC Beverly LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.114%, 4/24/13 1,2                                                               7,195,625     7,248,096
---------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.114%, 11/18/13 2   21,000,000    21,215,082
---------------------------------------------------------------------------------------------------------
HealthCare Partners, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.097%, 10/31/13 1,2                                                   7,428,572     7,458,753
---------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 8.61%, 3/10/13 2        27,860,000    28,157,768
---------------------------------------------------------------------------------------------------------
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.11%,
11/15/13 2                                                                        8,800,000     8,860,500
---------------------------------------------------------------------------------------------------------
HVHC, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.60%-7.63%,
8/1/13 1,2                                                                       14,463,750    14,608,387

---------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 7.364%, 1/19/12 2                                               2,992,500     3,007,463
Tranche B, 7.364%-7.371%, 1/19/12 1,2                                            14,056,417    14,126,699
---------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.82%, 4/15/13 2                                                       8,449,715     8,477,439
Tranche C, 7.82%, 10/13/13 2                                                     13,482,778    13,527,015
---------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.36%, 3/31/13 2                                                      12,723,850    12,747,707

                   21 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL              VALUE
                                                                             AMOUNT            SEE NOTE 1
----------------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES Continued
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.36%, 3/31/14 1,2                                                   $ 4,000,000   $ 4,055,832
---------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
7.60%, 2/18/12 1,2                                                                1,647,059     1,660,441
---------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
7.60%, 3/4/11 1,2                                                                   957,650       965,431
---------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.609%-7.62%, 3/4/11 1,2                                                          7,442,026     7,502,492
---------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 8.37%, 10/6/13 1,2                                                  1,904,762     1,919,048
---------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan,
8.35%-8.36%, 10/6/13 1,2                                                         11,062,739    11,145,709
---------------------------------------------------------------------------------------------------------
SouthernCare,Inc., Sr.Sec.Credit Facilities Term Loan, Tranche B,
7.846%-7.85%, 12/10/10 1,2                                                       12,857,838    12,881,946
---------------------------------------------------------------------------------------------------------
Team Health, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.871%, 11/30/12 1,2                                                              9,900,000     9,963,419
---------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.37%, 6/28/13 2                                                                 10,473,750    10,491,754
---------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Acquisition Term Loan,
Tranche B, 7.614%, 9/23/11 1,2                                                   14,712,210    14,859,332
---------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche C, 7.614%, 1/4/12 2                                                       2,634,199     2,649,722
Tranche B, 7.614%-7.62%, 1/4/12 2                                                13,877,556    13,959,336
---------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
7.614%, 1/14/12 1,2                                                               1,794,110     1,803,081
                                                                                             ============
                                                                                              283,270,019
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Graceway Pharmaceuticals LLC, Sr.Sec.Credit Facilities 1st Lien Term Loan,
7.844%, 12/31/11 2                                                               11,000,000    11,075,625
---------------------------------------------------------------------------------------------------------
Graceway Pharmaceuticals LLC, Sr.Sec.Credit Facilities 2nd Lien Term Loan,
11.344%, 12/31/12 2                                                               7,000,000     7,048,125
---------------------------------------------------------------------------------------------------------
Stiefel Laboratories,Inc., Sr.Sec.Credit Facilities 2nd Lien Term Loan,
10.36%, 6/21/14 2                                                                10,000,000    10,225,000
---------------------------------------------------------------------------------------------------------
Stiefel Laboratories,Inc., Sr.Sec.Credit Facilities lst Lien Term Loan,
7.61%, 12/28/13 2                                                                 9,065,811     9,167,801
---------------------------------------------------------------------------------------------------------
Stiefel Laboratories,Inc., Sr.Sec.Credit Facilities Term Loan,Delayed Draw,
0.50%, 12/28/13 2                                                                 6,934,189     7,012,199
---------------------------------------------------------------------------------------------------------
Talecris Biotherapeutics, Sr.Sec.Credit Facilities 1st Lien Term Loan,
8.82%, 12/6/13 1,2                                                               17,000,000    17,106,250
                                                                                             ============
                                                                                               61,635,000

                   22 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                               PRINCIPAL            VALUE
                                                                               AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.2%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.2%
AM General LLC, Sr.Sec.Credit Facilities Term Loan, Tranche B,
8.36%-10.11%, 9/30/13 1,2                                                       $29,032,257   $29,340,726
---------------------------------------------------------------------------------------------------------
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.57%,            12,000,000    12,090,000
12/20/12 2
---------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9.61%-11.589%, 3/31/08 1,2                                            12,343,723    12,436,301
---------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11%, 6/30/08 1                                                                    8,000,000     8,050,000
---------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession:
Tranche A, 8.118%, 3/27/08 2                                                      1,000,000     1,008,264
Tranche B, 10.118%, 3/16/08 2                                                     8,000,000     8,092,504
---------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.625%-7.688%, 2/11/11 1,2                                                       19,682,110    19,846,120
---------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term Loan,
8.57%, 6/27/11 1,2                                                               10,577,725    10,637,225
---------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 8.62%,                       9,748,365     9,803,200
6/27/12 1,2
---------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.688%, 12/30/12 2                                                               21,787,481    21,824,934
---------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
15.188%, 6/30/13 1,2                                                              8,000,000     8,040,000
---------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
9.12%, 2/1/12 2                                                                  23,493,750    23,594,444
---------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
10.849%, 2/1/12 2                                                                 3,356,250     3,370,635
---------------------------------------------------------------------------------------------------------
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan, 8.864%,
3/31/11 2                                                                        12,000,000    12,095,352
---------------------------------------------------------------------------------------------------------
Wyle Laboratories,Inc., Sr.Sec.Credit Facilities 1st Lien Term Loan,
8.12%, 1/28/11 1,2                                                                7,626,488     7,667,007
---------------------------------------------------------------------------------------------------------
Wyle Laboratories,Inc., Sr.Sec.Credit Facilities 2nd Lien Term Loan,
11.87%, 7/28/11 1,2                                                               2,000,000     2,032,500
                                                                                             ============
                                                                                              189,929,212
---------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.82%-10.603%, 10/31/11 1,2                                           19,848,177    19,798,557
---------------------------------------------------------------------------------------------------------
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 14.32%, 4/30/13 1,2                                                    5,000,000     4,975,000
                                                                                             ============
                                                                                               24,773,557
---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.3%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities Term Loan,
8.07%-8.11%, 4/13/12 1,2                                                          8,682,085     8,660,379
---------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.614%, 10/20/11 1,2                                                              7,523,300     7,556,215

                   23 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL              VALUE
                                                                             AMOUNT            SEE NOTE 1
---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.361%, 4/20/12 1,2                                                            $ 4,000,000   $ 3,979,168
---------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.38%,      10,000,000    10,062,500
2/14/12 1,2
---------------------------------------------------------------------------------------------------------
Pro Paint, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.625%,           4,975,000     4,984,328
5/31/12 1,2
---------------------------------------------------------------------------------------------------------
Pro Paint, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.125%,          1,000,000     1,008,750
5/31/13 1,2
---------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.12%, 12/27/12 1,2                                                   12,850,000    12,601,031
                                                                                             ============
                                                                                               48,852,371
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.6%
Acosta, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.07%,            17,910,000    18,104,019
7/28/13 2
---------------------------------------------------------------------------------------------------------
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 8.37%, 7/17/12 1,2                                                    15,359,091    15,531,881
---------------------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities Term Loan, 8.32%, 8/15/12 1,2          12,359,286    12,428,807
---------------------------------------------------------------------------------------------------------
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.32%,           9,392,242     9,427,463
4/30/11 1,2
---------------------------------------------------------------------------------------------------------
Hertz Corp.(The), Sr.Sec.Credit Facilities Term Loan, Tranche B,
7.32%-7.37%, 12/21/12 2                                                          30,958,980    31,176,281
---------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.125%, 6/22/13 1,2                                                             15,000,000    15,140,625
---------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
11.125%, 6/22/13 1,2                                                              5,000,000     5,046,875
---------------------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.07%-8.12%, 7/11/12 1,2                                                          4,447,873     4,474,568
---------------------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.353%-12.374%, 7/11/13 1,2                                                      9,500,000     9,586,098
---------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 11.625%, 8/16/09 1,2                                                  13,302,904    13,835,020
---------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.82%-7.87%, 3/31/12 1,2                                                          5,308,331     5,338,192
---------------------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.85%-8.87%, 11/15/12 2                                                           6,999,999     7,134,532
---------------------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities Asset-Backed Term Loan,
7.10%-7.12%, 11/15/11 2                                                           4,987,500     5,009,320
---------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., Sr. Sec. Credit Facilities Term Loan, 7.875%,                 8,227,634     8,253,345
8/10/13 1,2
---------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.87%, 12/29/12 1,2                                                    6,923,497     6,966,769
---------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan,
7.87%, 10/21/12 1,2                                                              15,825,779    15,924,690
---------------------------------------------------------------------------------------------------------
Vanguard Car Rental USA, Inc., Sr. Sec. Credit Facilities Term Loan,
8.32%-8.36%, 6/15/13 2                                                           16,979,626    17,147,656
---------------------------------------------------------------------------------------------------------
Workflow Management,Inc., Sr.Sec.Credit Facilities 1st Lien Term Loan,
Tranche B, 9.36%, 10/17/10 1,2                                                    6,045,288     6,064,179
                                                                                             ============
                                                                                              206,590,320

                   24 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                               PRINCIPAL            VALUE
                                                                               AMOUNT          SEE NOTE 1
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
Freescale Semiconductor, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 7.369%, 12/1/13 2                              $25,000,000   $25,187,500
---------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., Sr.
Sec. Credit Facilities Term Loan, Tranche B, 7.875%, 1/31/08 2                   14,300,000    14,360,775
                                                                                             ============
                                                                                               39,548,275
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.8%
Amsted Industries,Inc., Sr.Sec.Credit Facilities Term Loan, Tranche B,
7.36%-7.37%, 4/6/13 1,2                                                          13,810,715    13,862,505
---------------------------------------------------------------------------------------------------------
Axia, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.62%,
12/20/12 1,2                                                                      9,900,000     9,652,500
---------------------------------------------------------------------------------------------------------
Hillman Group,Inc.(The), Sr.Sec.Credit Facilities Term Loan,
Tranche B, 8.50%, 3/31/11 1,2                                                    17,901,190    18,046,637
---------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan,
8.32%, 11/12/11 1,2                                                              15,637,170    15,754,449
---------------------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, 8.37%, 10/1/13 1,2                                                    14,962,500    14,700,656
---------------------------------------------------------------------------------------------------------
Sensata Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.094%-7.11%, 4/27/13 2                                                           1,955,037     1,951,740
---------------------------------------------------------------------------------------------------------
Textron, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.921%, 8/18/12 1,2                                                               4,488,750     4,522,416
---------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.58%-10.50%, 11/5/09 1,2                                              9,663,881     9,325,644
---------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Term Loan, 8.096%-8.11%, 8/10/13 1,2    13,777,969    13,967,416
                                                                                             ============
                                                                                              101,783,963
---------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Babcock & Wilcox Co., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
8.32%, 12/30/10 1,2                                                              16,500,000    16,603,125
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.3%
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche B, 9.87%, 10/27/10 1,2                                                   13,000,000    13,476,671
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
Dealer Computer Services,Inc., Sr.Sec.Credit Facilities 1st Lien Term Loan,
7.845%, 11/1/12 2                                                                16,957,500    17,114,967
---------------------------------------------------------------------------------------------------------
Dealer Computer Services,Inc., Sr.Sec.Credit Facilities 2nd Lien Term Loan,
10.845%, 11/1/13 2                                                                8,000,000     8,158,752
---------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.485%, 1/23/14 2                                                                13,000,000    13,097,500
---------------------------------------------------------------------------------------------------------
Open Text Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.864%,
10/21/13 1,2                                                                     11,970,000    12,044,813
                                                                                             ============
                                                                                               50,416,032

                   25 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                              PRINCIPAL             VALUE
                                                                              AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------
IT SERVICES--0.5%
Acxiom Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.07%-7.11%, 9/13/12 1,2                                                        $ 8,478,750   $ 8,539,695
---------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.875%, 1/22/13 2                                                                 2,663,764     2,691,651
---------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw,
7.866%-7.87%, 1/31/12 1,2                                                           884,221       889,471
---------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.866%-7.87%, 1/31/12 1,2                                                         6,861,549     6,902,293
                                                                                             ============
                                                                                               19,023,110
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Advanced Micro Devices, Inc., Sr. Sec. Credit Facilities Term Loan,
7.62%, 12/31/13 2                                                                18,616,373    18,799,372
---------------------------------------------------------------------------------------------------------
SOFTWARE--0.6%
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.07%, 3/31/13 2                                                      20,815,157    20,841,176
---------------------------------------------------------------------------------------------------------
MATERIALS--8.7%
---------------------------------------------------------------------------------------------------------
CHEMICALS--5.2%
Bassell NV, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.595%, 9/15/13 1,2                                                    3,082,514     3,118,638
Tranche C, 8.345%, 9/15/14 1,2                                                    3,082,514     3,119,600
 --------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
7.887%, 12/31/13 1,2                                                             12,054,546    12,195,812
---------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.08%,
6/30/15 1,2                                                                       3,000,000     3,071,718
---------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities Acquisition Term Loan, 7.887%,
12/31/13 1,2                                                                      2,945,455     2,975,831
---------------------------------------------------------------------------------------------------------
Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-On,
7.114%, 4/6/11 2                                                                 10,708,811    10,783,269
---------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.138%, 11/13/13 1,2                                                  6,260,000     6,401,971
---------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term Loan:
Tranche B4, 8.104%, 4/21/12 1,2                                                   1,361,808     1,372,138
Tranche B1, 8.104%, 5/12/12 1,2                                                   3,778,582     3,807,243
Tranche C1, 8.604%, 5/12/13 1,2                                                   8,807,397     8,911,483
---------------------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C-1, 7.875%, 4/20/13 2                                                    7,356,877     7,396,420
Tranche C-2, 7.875%, 4/20/13 2                                                    1,598,123     1,606,713
Tranche B Add-On, 7.875%, 5/5/13 2                                                8,977,500     9,025,754
---------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan, 7.07%,
8/16/12 2                                                                        16,560,259    16,669,970
---------------------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.611%, 10/7/13 2                                                      7,722,000     7,821,745
Tranche C, 8.111%, 10/7/14 2                                                      7,722,000     7,821,745
---------------------------------------------------------------------------------------------------------
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 6.875%, 4/27/11 1,2                                                  3,762,049     3,773,805
Tranche B-2, 6.875%, 4/27/11 1,2                                                  3,090,926     3,100,585

                   26 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                               PRINCIPAL            VALUE
                                                                               AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------
CHEMICALS Continued
ISP Chemco,Inc., Sr.Sec.Credit Facilities Term Loan, Tranche B,
7.375%, 2/17/13 1,2                                                             $ 8,932,500   $ 9,009,963
----------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1.375%, 7/19/13 1,2                                                 3,244,275     3,279,761
----------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
8.07%, 7/19/13 1,2                                                                7,716,947     7,801,355
----------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession:
Tranche B, 8.86%, 3/31/07 1,2                                                    22,000,000    22,206,250
Tranche B Add-On, 8.86%, 3/31/08 2                                               11,000,000    11,103,125
----------------------------------------------------------------------------------------------------------
Vertellus Specialties, Inc., Sr. Sec. Credit Facilities Term Loan,
8.61%-8.62%, 6/21/13 1,2                                                         14,925,000    14,943,656
----------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.371%,
2/10/09 2                                                                        10,000,000     9,950,000
                                                                                             ============
                                                                                              191,268,550
----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Builders FirstSource, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.86%, 8/11/11 1,2                                                                3,446,785     3,451,094
----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Graham Packaging Co.LP, Sr.Sec.Credit Facilities Incremental Term Loan,
7.625%-7.688%, 10/7/11 2                                                          3,225,317     3,256,131
----------------------------------------------------------------------------------------------------------
Graham Packaging Co.LP, Sr.Sec.Credit Facilities Term Loan:
Tranche B, 7.625%, 10/7/11 1,2                                                    8,349,950     8,429,726
Tranche C, 9.625%, 4/7/12 1,2                                                     5,928,571     6,001,196
                                                                                             ============
                                                                                               17,687,053
----------------------------------------------------------------------------------------------------------
METALS & MINING--1.3%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 7.75%,          8,000,000     8,085,000
12/19/13 2
 --------------------------------------------------------------------------------------------------------
Boart Longyear, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.614%,            2,600,000     2,619,500
10/11/12 2
----------------------------------------------------------------------------------------------------------
Longyear Global Holdings, Inc. (Canada), Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.614%, 10/11/12 1,2                                                   1,436,274     1,446,747
----------------------------------------------------------------------------------------------------------
Longyear Global Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.614%, 10/11/12 1,2                                                             16,019,976    16,136,794
----------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.37%, 1/28/10 2                                                                 11,231,422    11,371,815
----------------------------------------------------------------------------------------------------------
PinnOak Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.611%-8.78%, 11/23/12 1,2                                                        7,940,050     7,741,549
                                                                                             ============
                                                                                               47,401,405
----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.6%
Boise Cascade LLC, Sr.Sec.Credit Facilities Term Loan, Tranche D,
7.094%-7.125%, 10/28/11 2                                                        15,356,846    15,449,955
----------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 7.36%-7.364%, 12/20/10 2                                               1,900,000     1,909,995
Tranche B, 7.345%-7.364%, 12/20/12 2                                             13,653,972    13,790,512

                   27 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                               PRINCIPAL            VALUE
                                                                               AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-On,
7.114%, 12/22/12 2                                                              $13,000,333   $13,089,711
---------------------------------------------------------------------------------------------------------
Newpage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.326%-8.364%, 5/2/11 2                                                          12,547,046    12,703,884
                                                                                             ============
                                                                                               56,944,057
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.7%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.829%-7.028%, 8/31/12 1,2                                                       27,879,834    27,927,759
---------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
8.251%, 12/1/11 1,2                                                              17,000,000    17,228,446
---------------------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.57%, 1/1/13 1,2                                                                11,500,000    11,327,500
---------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan, 8.07%-8.11%,                   18,000,000    18,149,058
10/24/13 2
---------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.095%-8.15%, 12/17/10 1,2                                                       11,975,391    11,990,361
---------------------------------------------------------------------------------------------------------
Windstream Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.11%, 6/30/13 2                                                                 17,500,000    17,657,220
---------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
11.384%, 7/15/09 1,2                                                              7,665,488     7,675,070
                                                                                             ============
                                                                                              111,955,414
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
Intelsat Holding Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.86%, 2/15/14 2                                                                  3,750,000     3,780,000
---------------------------------------------------------------------------------------------------------
Intelsat Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.36%,           11,912,217    12,056,652
6/30/13 1,2
---------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.875%, 11/1/13 2                                                                43,398,750    43,824,969
                                                                                             ============
                                                                                               59,661,621
---------------------------------------------------------------------------------------------------------
UTILITIES--8.4%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.9%
Boston Generating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.60%, 12/19/13 2                                                                26,158,621    26,412,045
---------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 11.626%, 8/26/09 1,2                                                  18,562,796    19,693,975
---------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Debtor in Possession, 7.62%, 1/23/08 1,2                                         16,297,626    16,380,809
---------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Debtor in Possession, 9.364%, 1/23/08 1,2                                        10,000,000    10,147,920
---------------------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities Term Loan,
7.25%, 12/31/09 1,2                                                               8,242,722     7,995,440

                   28 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                               PRINCIPAL            VALUE
                                                                               AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.74%,        $23,061,591   $23,148,072
9/1/11 1,2
---------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.114%, 8/16/12 1,2                                                               2,386,142     2,374,211
---------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.864%, 8/16/13 1,2                                                              27,000,000    27,224,991
---------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 7.10%, 8/16/12 2                                                         416,913       414,829
---------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 7.114%, 8/16/12 1,2                                                   190,040       189,089
---------------------------------------------------------------------------------------------------------
Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan,
6.83%-7.06%, 4/27/11 1,2                                                         26,825,216    26,925,810
---------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 7.364%,
2/1/13 2                                                                         45,028,202    45,472,000
---------------------------------------------------------------------------------------------------------
Plum Point Energy Associates LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.614%, 3/14/14 1,2                               18,992,072    19,217,602
---------------------------------------------------------------------------------------------------------
Plum Point Energy Associates LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.664%, 9/14/14 1,2                                                              4,227,632     4,333,323
---------------------------------------------------------------------------------------------------------
Reliant Energy,Inc., Sr.Sec.Credit Facilities Term Loan, Tranche B,
7.695%, 12/1/10 2                                                                13,000,000    13,130,000
---------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec.
Credit Facilities Term Loan, 9.61%, 6/24/11 1,2                                  34,008,106    34,858,309
---------------------------------------------------------------------------------------------------------
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.37%, 12/15/13 2                                                                12,033,978    12,127,453
                                                                                             ============
                                                                                              290,045,878
---------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9.076%, 4/1/09 2                                                      17,500,000    17,888,885
                                                                                             ============
Total Corporate Loans (Cost $3,674,870,011)                                                 3,693,935,435
---------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--1.9%
---------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., 9.624% Sr. Sec. Nts., 2nd Lien, 2/15/12 2             3,000,000     3,045,000
---------------------------------------------------------------------------------------------------------
Calpine Generating Co. LLC, 9.076% Sec. Nts., Series 1, 4/1/09 1,2                3,337,000     3,370,370
---------------------------------------------------------------------------------------------------------
CCO Holdings LLC/CCO Capital Corp., 9.485% Sr. Unsec. Nts., 12/15/10 2           10,000,000    10,250,000
---------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.985% Sr. Sec. Nts., 1/15/14 2                          5,000,000     4,875,000
---------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 8.502% Sr. Unsec. Nts., 11/15/13 2                          6,000,000     6,000,000
---------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 2,4                    5,000,000     5,225,000
---------------------------------------------------------------------------------------------------------
SMART Modular Technologies, Inc., 10.86% Sr. Sec. Nts., 4/1/12 1,2                6,500,000     6,890,000
---------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 9.973% Sr. Unsec. Nts., 8/15/13 2,4                  17,000,000    17,807,500
---------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.871% Sr. Unsec. Nts., 5/1/13 2                       10,000,000     9,825,000
                                                                                               ==========
Total Corporate Bonds and Notes (Cost $66,130,883)                                             67,287,870

                   29 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                               VALUE
                                                                             UNITS             SEE NOTE 1
---------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------
Aladdin/OpBiz Gaming LLC Wts., Exp. 12/31/49 1,5 (Cost $--)                    32,265         $      --

                                                                             PRINCIPAL
                                                                             AMOUNT
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--6.0%
---------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $220,200,000,
with a maturity value of $220,231,562) with DB Alex Brown
LLC, 5.16%, dated 1/31/07, to be repurchased at $220,231,562 on 2/1/07, collateralized by U.S. Treasury Bonds,
3.125%--4.625%, 2/29/08--9/15/08, with a value of $224,692,508
(Cost $220,200,000)                                                       $220,200,000        220,200,000
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,961,200,894)                                108.9%     3,981,423,305
---------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (8.9)      (323,747,110)
                                                                          -------------------------------
NET ASSETS                                                                       100.0%    $3,657,676,195
                                                                          ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $2,066,611,000, which represents 56.50% of the Fund's net assets. See Note 6 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. This Senior Loan will settle after February 28, 2007, at which time the interest rate will be determined.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,032,500 or 0.63% of the Fund's net assets as of January 31, 2007.

5. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   30 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

January 31 2007
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,961,200,894)--see accompanying statement of investments  $ 3,981,423,305
-------------------------------------------------------------------------------------------------------
Cash                                                                                          5,695,493
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on unfunded loan commitments                                             15,262
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                             64,385,670
Interest, dividends and principal paydowns                                                   29,002,850
Shares of beneficial interest sold                                                            1,340,578
Other                                                                                            25,094
                                                                                        ---------------
Total assets                                                                              4,081,888,252

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Unrealized depreciation on unfunded loan commitments                                            319,203
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                      299,181,721
Investments purchased                                                                       122,014,648
Distribution and service plan fees                                                              828,232
Dividends                                                                                       772,273
Shareholder communications                                                                      239,764
Transfer and shareholder servicing agent fees                                                   221,246
Interest expense on borrowings                                                                    1,834
Other                                                                                           633,136
                                                                                        ---------------
Total liabilities                                                                           424,212,057

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 3,657,676,195
                                                                                        ===============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $       383,362
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                3,697,364,231
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (1,893,236)
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                (58,096,632)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                   19,918,470
                                                                                        ---------------
NET ASSETS                                                                              $ 3,657,676,195
                                                                                        ===============

                   31 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,579,887,125 and
165,691,178 shares of beneficial interest outstanding)                                            $9.54
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering          $9.89
price)
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $291,589,472 and 30,566,322 shares
of beneficial interest outstanding)                                                               $9.54
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,786,198,588 and 187,104,229 shares
of beneficial interest outstanding)                                                               $9.55
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net assett value, redemption price and offering price per share (based on net assets of
$1,010 and 106 shares of beneficial interest outstanding)                                         $9.53

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   32 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2007
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest                                                                                $   157,152,154
-------------------------------------------------------------------------------------------------------
Other income                                                                                  1,393,890
                                                                                          -------------
Total investment income                                                                     158,546,044

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                              11,813,130
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                       2,066,017
Class B                                                                                       1,163,934
Class C                                                                                       6,811,619
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         584,732
Class B                                                                                         207,843
Class C                                                                                         645,735
-------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                         122,990
Class B                                                                                          55,688
Class C                                                                                         140,433
Class Y                                                                                               1
-------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                  615,668
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     426,438
-------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           31,332
-------------------------------------------------------------------------------------------------------
Administration service fees                                                                         750
-------------------------------------------------------------------------------------------------------
Other                                                                                           913,297
                                                                                          -------------
Total expenses                                                                               25,599,607
Less waivers and reimbursements of expenses                                                  (1,898,258)
                                                                                          -------------
Net expenses                                                                                 23,701,349

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       134,844,695

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized (loss) on:
Investments                                                                                 (10,559,179)
Swap contracts                                                                                  (50,000)
                                                                                          -------------
Net realized loss                                                                           (10,609,179)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                  12,012,771
Swap contracts                                                                                   42,519
Unfunded loan commitments                                                                      (232,401)
                                                                                          -------------
Net change in unrealized appreciation                                                        11,822,889

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   136,058,405
                                                                                        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   33 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS                  YEAR
                                                                              ENDED                 ENDED
                                                                   JANUARY 31, 2007              JULY 31,
                                                                        (UNAUDITED)                  2006
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                               $   134,844,695       $   208,075,638
---------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                (10,609,179)            2,094,130
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                    11,822,889            (3,987,435)
                                                                     ------------------------------------
Net increase in net assets resulting from operations                    136,058,405           206,182,333

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (62,502,567)          (89,147,228)
Class B                                                                 (10,731,511)          (21,052,892)
Class C                                                                 (63,432,444)          (98,356,356)
Class Y                                                                         (40)                  (49)
                                                                     ------------------------------------
                                                                       (136,666,562)         (208,556,525)

---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  67,029,696           475,757,742
Class B                                                                 (26,605,038)          (26,085,861)
Class C                                                                 100,238,230           336,583,363
Class Y                                                                           7                 1,000
                                                                     ------------------------------------
                                                                        140,662,895           786,256,244

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase                                                          140,054,738           783,882,052
---------------------------------------------------------------------------------------------------------
Beginning of period                                                   3,517,621,457         2,733,739,405
                                                                     ------------------------------------
End of period (including accumulated net investment loss
of $1,893,236 and $71,369, respectively)                             $3,657,676,195        $3,517,621,457
                                                                     ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   34 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CASH FLOWS Unaudited
--------------------------------------------------------------------------------


FOR THE SIX MONTHS ENDED JANUARY 31, 2007
-------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                              $   136,058,405
-------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                        (1,602,767,907)
Proceeds from disposition of investment securities                                        1,505,722,457
Short-term investment securities, net                                                       (22,043,154)
Premium amortization                                                                          1,382,296
Discount accretion                                                                           (1,060,906)
Net realized loss on investments                                                             10,609,179
Net change in unrealized appreciation on investments                                        (12,012,771)
Net change in unrealized appreciation on unfunded loan commitments                              232,401
Net change in unrealized appreciation on swaps                                                  (42,519)
Decrease in interest receivable                                                              45,127,872
Decrease in receivable for securities sold                                                   38,761,455
Increase in other assets                                                                         (8,270)
Decrease in payable for securities purchased                                               (189,624,755)
Increase in payable for accrued expenses                                                        217,586
                                                                                      -----------------
Net cash used in operating activities                                                       (89,448,631)

-------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                329,900,000
Payments on bank borrowing                                                                 (329,900,000)
Proceeds from shares sold                                                                   722,263,783
Payment on shares redeemed                                                                 (591,957,605)
Cash distributions paid                                                                     (52,564,555)
                                                                                      -----------------
Net cash provided by financing activities                                                    77,741,623
-------------------------------------------------------------------------------------------------------
Net increase in cash                                                                        (11,707,008)
-------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                      17,402,501
                                                                                      -----------------
Cash, ending balance                                                                    $     5,695,493
                                                                                      =================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $84,034,710.
Cash paid for interest on bank borrowings--$615,353.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   35 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                       YEAR
                                                 ENDED                                                      ENDED
                                      JANUARY 31, 2007                                                   JULY 31,
CLASS A                                    (UNAUDITED)    2006        2005       2004         2003           2002
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 9.54     $ 9.54     $ 9.56     $ 9.24       $ 9.03        $ 9.51
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .36 1      .66 1      .53 1      .49          .55           .54
Net realized and unrealized gain (loss)          --         --       (.02)       .30          .14          (.50)
                                           -------------------------------------------------------------------------
Total from investment operations                .36        .66        .51        .79          .69           .04
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.36)      (.66)      (.53)      (.47)        (.48)         (.52)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $9.54      $9.54      $9.54      $9.56        $9.24         $9.03
                                           =========================================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             3.84%      7.10%      5.45%      8.78%        7.91%         0.44%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $1,579,887   $1,513,036   $1,038,746      $376,001    $44,028   $33,905
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $1,656,274   $1,292,028    $ 776,029      $146,224    $35,298   $41,195
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                         7.39%        6.88%        5.63%         5.56%      6.23%     5.84%
Total expenses                                1.06%        1.11%        1.09%         1.19%      1.39%     1.42%
Expenses after payments and waivers and
reduction to custodian expenses               0.96%        0.97%        0.89%         0.99%      1.19%     1.22%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         42%         104%         114%          155%       121% 4     92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   36 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                            SIX MONTHS                                                YEAR
                                                 ENDED                                               ENDED
                                      JANUARY 31, 2007                                            JULY 31,
CLASS B                                    (UNAUDITED)    2006     2005       2004      2003          2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 9.54     $ 9.54     $ 9.56     $ 9.24     $ 9.04    $  9.51
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .33 1      .60 1      .48 1      .46        .52        .49
Net realized and unrealized gain (loss)          --         --       (.02)       .28        .11       (.49)
                                             ------------------------------------------------------------------
Total from investment operations                .33        .60        .46        .74        .63         --
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.33)      (.60)      (.48)      (.42)      (.43)      (.47)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $9.54      $9.54      $9.54      $9.56      $9.24      $9.04
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             3.54%      6.49%      4.86%      8.18%      7.21%      0.05%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $291,589   $318,312   $344,337   $277,043   $157,057   $176,760
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $307,875   $334,997   $327,996   $201,260   $163,238   $206,869
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          6.82%      6.27%      5.06%      5.04%      5.70%      5.33%
Total expenses                                 1.64%      1.68%      1.66%      1.76%      1.93%      1.92%
Expenses after payments and waivers and
reduction to custodian expenses                1.54%      1.54%      1.46%      1.56%      1.73%      1.72%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          42%       104%       114%       155%       121% 4      92%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   37 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                       YEAR
                                                 ENDED                                                      ENDED
                                      JANUARY 31, 2007                                                   JULY 31,
CLASS C                                    (UNAUDITED)     2006         2005       2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 9.55       $ 9.55        $ 9.57      $ 9.25      $ 9.04      $ 9.51
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .33 1        .61 1         .48 1       .45         .52         .50
Net realized and unrealized gain (loss)         .01           --          (.02)        .29         .12        (.50)
                                           ----------------------------------------------------------------------------
Total from investment operations                .34          .61           .46         .74         .64          --
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.34)        (.61)         (.48)       (.42)       (.43)       (.47)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $9.55        $9.55         $9.55       $9.57       $9.25       $9.04
                                           ============================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             3.58%        6.56%         4.92%       8.21        7.35%       0.05%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $1,786,199   $1,686,272   $1,350,656    $615,744    $207,433    $236,111
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,802,608   $1,542,199   $1,065,783    $346,347    $210,987    $303,123
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          6.88%        6.36%         5.11%       5.05%       5.73%       5.37%
Total expenses                                 1.56%        1.61%         1.60%       1.71%       1.91%       1.92%
Expenses after payments and waivers and
reduction to custodian expenses                1.46%        1.47%         1.40%       1.51%       1.71%       1.72%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          42%         104%          114%        155%        121% 4       92%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The previously reported portfolio turnover rate of 9% has been restated based upon a calculation methodology that is consistent with the other periods presented herein. This methodology includes certain loans that were previously considered short-term, and therefore excluded from the calculation, due to an interest rate reset feature.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   38 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                              SIX MONTHS           PERIOD
                                                   ENDED            ENDED
                                        JANUARY 31, 2007         JULY 31,
CLASS Y                                      (UNAUDITED)           2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period             $ 9.54            $ 9.54
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                             .38               .47
Net realized and unrealized gain (loss)            (.01)               --
                                                 -------------------------------
Total from investment operations                    .37               .47
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.38)             (.47)
--------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.53            $ 9.53
                                                 ===============================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 3.95%             5.04%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $    1            $    1
--------------------------------------------------------------------------------
Average net assets (in thousands)                $    1            $    1
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              7.93%            7.33%
Total expenses                                     0.54%            0.96%
Expenses after payments and waivers and
reduction to custodian expenses                    0.54%            0.85%
--------------------------------------------------------------------------------
Portfolio turnover rate                              42%             104%

1. For the period from November 28, 2005 (inception of offering) to July 31,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   39 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class A shares may be subject to an early withdrawal charge (EWC). Class B and Class C shares are sold without an initial sales charge but may be subject to a EWC. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a EWC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ[R] are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are

                   40 | OPPENHEIMER SENIOR FLOATING RATE FUND valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

--------------------------------------------------------------------------------

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

                   41 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

     As of January 31, 2007, securities with an aggregate market value of $3,693,935,435, representing 101% of the Fund's net assets were comprised of Senior Loans, of which $2,056,350,630 representing 56.22% of the Fund's net assets, were illiquid.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     As of January 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $57,495,622 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

                   42 | OPPENHEIMER SENIOR FLOATING RATE FUND

As of July 31, 2006, the Fund had available for federal income tax purposes post-October losses of $5,438,726, $13 of post-October foreign currency losses and unused capital loss carryforwards as follows:



EXPIRING
----------------------
2010      $ 10,765,372
2011        26,003,298
2014         4,679,034
          ------------
TOTAL     $ 41,447,704
          ============

--------------------------------------------------------------------------------

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50% . The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                   43 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

The Fund has adopted the following fundamental policies concerning periodic repurchase offers:

     o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).

     o Repurchase offers shall be made at periodic intervals of three months between Repurchase Request Deadlines. The Deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.

     o The Repurchase Pricing Date is normally expected to be the regular business day that is the Repurchase Request Deadline. If that day is not a normal business day, then the Repurchase Pricing Date will be the following regular business day. The Repurchase Pricing Date for a particular Repurchase Offer shall be not more than 14 days after the Repurchase Request Deadline for the Repurchase Offer.

     Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the Repurchase Request Deadline.

                   44 | OPPENHEIMER SENIOR FLOATING RATE FUND

For the six months ended January 31, 2007, the Fund extended two Repurchase
Offers:

                        PERCENTAGE OF             AMOUNT OF
REPURCHASE         OUTSTANDING SHARES            SHARES THE               NUMBER OF
   REQUEST           THE FUND OFFERED          FUND OFFERED          SHARES TENDERED
 DEADLINES              TO REPURCHASE         TO REPURCHASE            (ALL CLASSES)
------------------------------------------------------------------------------------
October 31, 2006                  20%            76,617,959               32,609,088
January 31, 2007                  20             76,672,367               33,434,008

The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 903,615,584 shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED JANUARY 31, 2007     YEAR ENDED JULY 31, 2006 1
                                  SHARES             AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                          41,131,277    $ 391,980,156       87,342,048    $ 835,414,302
Dividends and/or
distributions reinvested       3,782,081       36,043,850        5,802,314       55,477,939
Repurchased                  (37,840,075)    (360,994,310)     (43,432,974)    (415,134,499)
                              -----------------------------------------------------------------
Net increase                   7,073,283    $  67,029,696       49,711,388    $ 475,757,742
                              =================================================================
-----------------------------------------------------------------------------------------------
CLASS B
Sold                           3,254,701    $  31,039,055        7,041,024    $  67,345,651
Dividends and/or
distributions reinvested         777,249        7,411,202        1,509,521       14,439,712
Repurchased                   (6,822,556)     (65,055,295)     (11,279,063)    (107,871,224)
                              -----------------------------------------------------------------
Net decrease                  (2,790,606)   $ (26,605,038)      (2,728,518)   $ (26,085,861)
                              =================================================================
-----------------------------------------------------------------------------------------------
CLASS C
Sold                          30,742,428    $ 293,314,133       69,208,872    $ 662,633,406
Dividends and/or
distributions reinvested       4,253,608       40,579,658        6,822,645       65,308,508
Repurchased                  (24,466,630)    (233,655,561)     (40,899,600)    (391,358,551)
                              -----------------------------------------------------------------
Net increase                  10,529,406    $ 100,238,230       35,131,917    $ 336,583,363
                              =================================================================
-----------------------------------------------------------------------------------------------
CLASS Y
Sold                                   1    $           7              105    $       1,000
Dividends and/or
distributions reinvested              --               --               --               --
Repurchased                           --               --               --               --
                              -----------------------------------------------------------------
Net increase                           1    $           7              105    $       1,000
                              =================================================================

1. For the year ended July 31, 2006, for Class A, Class B and Class C and for the period from November 28, 2005 (inception of offering) to July 31, 2006 for Class Y.

                   45 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended January 31, 2007, were as follows:

                       Purchases       Sales
------------------------------------------------------
Investment securities  $1,602,767,907  $1,505,722,457


--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

Fee Schedule
--------------------------------------
Up to $200 million              0.75%
Next $200 million               0.72
Next $200 million               0.69
Next $200 million               0.66
Over $800 million               0.60

--------------------------------------------------------------------------------

ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $1,452,232 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

                   46 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Board of Trustees has currently set that fee at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B and Class C shares were $7,555,035 and $34,288,641, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

SALES CHARGES. Front-end sales charges and early withdrawal charges (EWC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the EWC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                   CLASS A      CLASS B      CLASS C
                    CLASS A        EARLY        EARLY        EARLY
                    FRONT-END      WITHDRAWAL   WITHDRAWAL   WITHDRAWAL
                    SALES CHARGES  CHARGES      CHARGES      CHARGES
SIX MONTHS          RETAINED BY    RETAINED BY  RETAINED BY  RETAINED BY
ENDED               DISTRIBUTOR    DISTRIBUTOR  DISTRIBUTOR  DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2007    $434,077       $77,882      $155,369     $181,917
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2006, the Manager reduced its voluntary waiver of management fees from 0.20% of average annual net assets to 0.10% of average annual net assets. As a result of this agreement, the Fund was reimbursed $1,898,258 for the six months ended January 31, 2007. The Manager may amend or terminate this voluntary waiver at any time.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

5. CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured

                   47 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. CREDIT DEFAULT SWAP CONTRACTS Continued

note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

     The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counter-party in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

     The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual

                   48 | OPPENHEIMER SENIOR FLOATING RATE FUND and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

     As of January 31, 2007, there were no outstanding credit default swap transactions.

--------------------------------------------------------------------------------

6. ILLIQUID SECURITIES

As of January 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Many Senior Loans and many of the Fund's other investments are illiquid.

--------------------------------------------------------------------------------

7. LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $57,811,149 at January 31, 2007. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $36,938,562 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities.


                                                 COMMITMENT
                                      INTEREST  TERMINATION         UNFUNDED      UNREALIZED     UNREALIZED
                                          RATE        DATES           AMOUNT    APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
Collins & Aikman Corp.,
Sr. Sec. Credit Facilities Revolving
Credit Loan, Debtor in Possession         2.99%     8/31/07      $ 3,163,022        $      --    $   15,918
------------------------------------------------------------------------------------------------------------
Collins & Aikman Corp.,
Sr. Sec. Credit Facilities Revolving
Credit Loan, Debtor in Possession         0.50      8/31/07          179,901               --           905
------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr.
Sec. Credit Facilities Pre-Petition
Revolving Credit Loan, Tranche B          1.75      3/30/07          920,914           15,262           --
------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc.,
Sr. Sec. Credit Facilities
Revolving Credit Loan                     0.70     11/25/09        9,750,000               --        50,478
------------------------------------------------------------------------------------------------------------
Sunny Delight Beverages Co.,
Sr. Sec. Credit Facilities Revolving
Credit Loan                               0.50      8/23/09        6,280,786               --       226,850
------------------------------------------------------------------------------------------------------------
Sunny Delight Beverages Co.,
Sr. Sec. Credit Facilities Revolving
Credit Loan                               5.75      8/23/09          577,964               --        25,052
                                                            ------------------------------------------------
                                                                 $20,872,587          $15,262    $  319,203
                                                            ================================================

                   49 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. BORROWINGS

The Fund can borrow money in an amount up to 33 1/3% of its total assets (after counting the assets purchased with the amount borrowed). The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans. The Fund may also borrow to acquire additional investments (a technique known as "leverage"). Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates. The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorate share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

     For the six months ended January 31, 2007, the average daily loan balance was $22,814,674 at an average daily interest rate of 5.284% . The Fund had no borrowings outstanding at January 31, 2007. The Fund had gross borrowings and gross loan repayments of $329,900,000 and $329,900,000, respectively, during the six months ended January 31, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2007 was $125,000,000. The Fund paid $240,872 in fees and $615,353 in interest during the six months ended January 31, 2007.

--------------------------------------------------------------------------------

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

                   50 | OPPENHEIMER SENIOR FLOATING RATE FUND

     In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------

10. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

     The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                   51 | OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov.
In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                   52 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     The Board was aware that there are alternatives to retaining the Manager.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

                   53 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

     The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Art Zimmer, Joseph Welsh, Margaret Hui and the Manager's Leverage Loan Group investment team and analysts. Mr. Zimmer and Mr. Welsh have been portfolio managers of the Fund since September 1999 and Ms. Hui has been a portfolio manager of the Fund since October 1999. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

     INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other closed-end leveraged loan participation funds. The Board noted that the Fund's one-year performance was better than its peer group median and that its three-year and five-year performance were equal to its peer group median.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other closed-end loan participation funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily reduce its management fee 0.10% of average annual net assets. The Board

                   54 | OPPENHEIMER SENIOR FLOATING RATE FUND noted that the Fund's contractual and actual management fees are lower than its peer group median.

     ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

     OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

                   55 | OPPENHEIMER SENIOR FLOATING RATE FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

------------------- ----------------------- ---------------- ------------------------ --------------------------------
                                                             Total Number of Shares
                                                             Purchased as Part of     Maximum Number of Shares that
                    Total Number of         Average Price    Publicly Announced       May Yet Be Purchased Under the
Period              Shares Purchased        Paid per Share   Plans or Programs        Plans or Programs
------------------- ----------------------- ---------------- ------------------------ --------------------------------
------------------- ----------------------- ---------------- ------------------------ --------------------------------
October 2, 2005     Class A - 18,655,145    Class A - $9.54  Class A - 18,655,145                    0
through October     Class B - 1,977,303     Class B - $9.55  Class B - 1,977,303
31, 2006(1)         Class C - 11,976,639    Class C - $9.55  Class C - 11,976,639
                    Class Y - 0             Class Y - $9.54  Class Y - 0
------------------- ----------------------- ---------------- ------------------------ --------------------------------
------------------- ----------------------- ---------------- ------------------------ --------------------------------
January 2. 2006     Class A - 19,661,070    Class A - $9.54  Class A - 19,661,070                    0
through January     Class B - 1,176,984     Class B - $9.54  Class B - 1,176,984
31, 2007(2)          Class C - 12,595,954   Class C - $9.55  Class C - 12,595,954
                    Class Y - 0             Class Y - $9.53  Class Y - 0
------------------- ----------------------- ---------------- ------------------------ --------------------------------
------------------- ----------------------- ---------------- ------------------------ --------------------------------
Total               Class A - 38,316,215          --         Class A - 38,316,215                    0
                    Class B - 3,154,287                      Class B - 3,154,287
                    Class C - 24,572,593                     Class C - 24,572,593
                    Class Y - 0                              Class Y - 0
------------------- ----------------------- ---------------- ------------------------ --------------------------------

Footnotes
1 -  Date repurchase offer was announced: October 2, 2006
     The share amount approved: up to twenty percent (20%) of the aggregate of the Fund's issued and outstanding Class A, Class B and Class C shares of beneficial interest - 73,617,959 The expiration date of the repurchase offer: on or before the close of the New York Stock Exchange on October 31, 2006

2 -  Date repurchase offer was announced: January 2, 2007
     The share amount approved: up to twenty percent (20%) of the aggregate of the Fund's issued and outstanding Class A, Class B and Class C shares of beneficial interest - 76,672,367

     The expiration date of the repurchase offer: on or before the close of the New York Stock Exchange on January 31, 2007




ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.





ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)    (1) Not applicable to semiannual reports.

       (2) Exhibits attached hereto.

       (3) Not applicable.

(b)    Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007